Quarterly Holdings Report
for

Fidelity® Series International Small Cap Fund

January 31, 2021

SCF-S-QTLY-0321
1.907961.111

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.4%
	Shares	Value
Australia - 1.3%
Imdex Ltd.	11,849,932	$14,308,971
Kogan.Com Ltd.	2,190,438	30,116,020
Nanosonics Ltd. (a)	528,844	2,764,516
Reckon Ltd. (b)	10,986,940	7,011,302

TOTAL AUSTRALIA		54,200,809

Austria - 0.3%
EVN AG	175,000	4,094,518
Wienerberger AG	193,000	6,567,393

TOTAL AUSTRIA		10,661,911

Bailiwick of Jersey - 0.5%
Integrated Diagnostics Holdings PLC (c)	19,529,616	21,013,867
Belgium - 1.1%
Barco NV	725,951	14,064,811
Econocom Group SA	2,319,647	7,178,269
KBC Ancora (a)	601,920	23,564,640

TOTAL BELGIUM		44,807,720

Canada - 2.4%
Computer Modelling Group Ltd.	1,108,300	5,139,565
ECN Capital Corp.	2,544,900	13,532,997
McCoy Global, Inc. (a)	1,107,650	450,423
MTY Food Group, Inc.	109,600	4,390,000
New Look Vision Group, Inc.	738,260	19,484,868
Pason Systems, Inc.	208,500	1,385,924
PrairieSky Royalty Ltd.	340,000	2,807,742
Richelieu Hardware Ltd.	1,154,863	33,839,857
Spin Master Corp. (a)(c)	167,300	3,558,600
Summit Industrial Income REIT	1,600,000	16,566,178
Total Energy Services, Inc.	352,400	854,303

TOTAL CANADA		102,010,457

Cayman Islands - 0.1%
SITC International Holdings Co. Ltd.	2,704,000	6,214,849
China - 0.4%
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	4,202,989	15,019,666
Denmark - 2.0%
Netcompany Group A/S (a)(c)	363,675	34,031,853
SimCorp A/S	249,434	32,437,897
Spar Nord Bank A/S	1,812,610	16,592,276

TOTAL DENMARK		83,062,026

Finland - 1.5%
Admicom OYJ	112,700	15,044,379
Musti Group OYJ	279,541	8,745,529
Olvi PLC (A Shares)	134,800	7,197,808
Tikkurila Oyj	808,096	32,214,842

TOTAL FINLAND		63,202,558

France - 1.9%
Cegedim SA (a)	287,251	8,191,946
Elis SA (a)	270,000	4,076,072
Laurent-Perrier Group SA	147,831	13,311,503
Lectra	549,300	15,698,501
Somfy SA	25,300	4,390,503
STEF-TFE Group	46,000	4,186,747
Vetoquinol SA	311,315	32,566,042

TOTAL FRANCE		82,421,314

Germany - 3.1%
CompuGroup Medical AG	342,157	33,882,329
CTS Eventim AG	823,795	48,666,195
JOST Werke AG (a)(c)	100,000	5,066,571
Nexus AG	618,016	39,899,644
Takkt AG	455,300	5,713,153

TOTAL GERMANY		133,227,892

Greece - 0.3%
Fourlis Holdings SA (a)	970,292	4,439,167
Motor Oil (HELLAS) Corinth Refineries SA	117,600	1,655,476
Mytilineos SA	490,000	7,171,352

TOTAL GREECE		13,265,995

India - 0.7%
Embassy Office Parks (REIT)	4,261,200	20,548,622
Indian Energy Exchange Ltd. (c)	3,006,200	10,160,263

TOTAL INDIA		30,708,885

Ireland - 0.5%
FBD Holdings PLC (a)	1,292,819	11,107,815
Mincon Group PLC	3,250,000	4,417,322
Total Produce PLC	2,742,400	4,858,938
UDG Healthcare PLC (United Kingdom)	191,000	2,135,461

TOTAL IRELAND		22,519,536

Israel - 2.1%
Ituran Location & Control Ltd. (b)	1,369,635	26,214,814
Maytronics Ltd.	835,044	14,622,011
Strauss Group Ltd.	1,409,064	40,142,501
Tel Aviv Stock Exchange Ltd.	1,791,957	9,604,398

TOTAL ISRAEL		90,583,724

Italy - 1.8%
Interpump Group SpA	1,615,037	72,595,738
MARR SpA	246,900	5,147,566

TOTAL ITALY		77,743,304

Japan - 33.8%
Ai Holdings Corp.	649,692	12,225,337
Aoki Super Co. Ltd.	204,637	5,558,187
Arcland Sakamoto Co. Ltd.	205,100	2,897,971
Artnature, Inc.	1,169,300	7,166,839
Aucnet, Inc.	611,760	7,656,856
Azbil Corp.	2,897,625	147,723,686
Bank of Kyoto Ltd.	182,907	9,586,705
Broadleaf Co. Ltd. (b)	5,592,673	33,691,123
Central Automotive Products Ltd.	125,279	3,101,327
Chugoku Marine Paints Ltd.	275,000	2,494,152
CKD Corp.	135,000	3,061,005
Curves Holdings Co. Ltd.	3,678,859	29,256,667
Daiichikosho Co. Ltd.	874,914	30,070,079
Daikokutenbussan Co. Ltd.	276,500	14,729,772
Digital Hearts Holdings Co. Ltd.	308,000	3,719,700
Funai Soken Holdings, Inc.	756,857	16,756,422
GMO Internet, Inc.	277,962	7,868,226
Goldcrest Co. Ltd.	1,522,000	26,184,009
Iwatsuka Confectionary Co. Ltd.	105,800	4,454,418
Kamigumi Co. Ltd.	325,000	5,721,514
Kobayashi Pharmaceutical Co. Ltd.	276,300	31,073,693
Koshidaka Holdings Co. Ltd.	3,555,459	14,154,627
Kusuri No Aoki Holdings Co. Ltd.	278,058	22,776,626
Lasertec Corp.	1,141,560	153,123,471
Medikit Co. Ltd.	539,600	16,381,956
Mirait Holdings Corp.	407,000	6,488,997
Miroku Jyoho Service Co., Ltd.	752,191	15,554,401
Misumi Group, Inc.	1,339,500	43,543,821
Mitsuboshi Belting Ltd.	530,752	8,340,425
Nabtesco Corp.	1,077,536	48,195,677
Nagaileben Co. Ltd.	1,603,400	46,535,262
Nichias Corp.	203,700	4,647,888
Nihon Parkerizing Co. Ltd.	4,469,518	43,395,864
Nitto Kohki Co. Ltd.	225,000	3,651,726
NOF Corp.	117,000	5,618,502
NS Tool Co. Ltd. (b)	648,300	16,463,583
OBIC Co. Ltd.	605,900	113,723,748
OSG Corp.	2,161,975	38,721,324
PALTAC Corp.	157,500	8,194,902
Paramount Bed Holdings Co. Ltd.	752,066	32,920,164
Poletowin Pitcrew Holdings, Inc.	776,577	8,600,213
ProNexus, Inc.	1,043,577	10,491,065
Raiznext Corp.	113,200	1,249,312
S Foods, Inc.	177,100	5,883,889
San-Ai Oil Co. Ltd.	1,866,110	19,169,739
Sekisui Jushi Corp.	259,000	5,007,160
SHO-BOND Holdings Co. Ltd.	1,417,200	61,629,157
Shoei Co. Ltd. (b)	1,833,600	74,572,877
SK Kaken Co. Ltd.	63,804	23,451,754
Software Service, Inc.	229,700	24,232,040
Sugi Holdings Co. Ltd.	77,600	5,104,435
Sushiro Global Holdings Ltd.	184,900	6,346,036
Techno Medica Co. Ltd.	283,000	4,204,000
The Monogatari Corp.	119,348	13,171,635
TKC Corp.	234,924	15,453,018
Tocalo Co. Ltd.	1,563,800	21,289,597
Tsuruha Holdings, Inc.	48,270	6,414,802
USS Co. Ltd.	2,056,400	40,442,828
Welcia Holdings Co. Ltd.	583,370	19,827,173
Workman Co. Ltd. (d)	141,500	11,685,283
Yuasa Trading Co. Ltd.	121,900	3,811,375

TOTAL JAPAN		1,429,468,040

Korea (South) - 0.9%
BGF Retail Co. Ltd.	123,588	18,785,898
Leeno Industrial, Inc.	134,335	18,425,584

TOTAL KOREA (SOUTH)		37,211,482

Luxembourg - 0.3%
B&M European Value Retail SA	950,531	6,970,284
Stabilus SA	62,000	4,646,076

TOTAL LUXEMBOURG		11,616,360

Mexico - 0.0%
Genomma Lab Internacional SA de CV (a)	1,109,000	1,135,563
Netherlands - 2.7%
Aalberts Industries NV	1,866,535	84,240,316
AerCap Holdings NV (a)	30,000	1,147,200
Arcadis NV	220,000	7,715,751
Intertrust NV (c)	300,000	4,609,063
RHI Magnesita NV	139,500	7,416,074
Van Lanschot NV (Bearer)	414,661	10,315,843

TOTAL NETHERLANDS		115,444,247

New Zealand - 0.2%
EBOS Group Ltd.	336,913	6,929,065
Norway - 2.3%
Adevinta ASA Class B (a)	128,966	1,924,203
Borregaard ASA	290,000	5,322,250
Kongsberg Gruppen ASA	1,461,185	28,351,822
Medistim ASA	382,845	11,397,456
Merkantildata ASA	982,000	15,018,534
PatientSky Group A/S	5,498,972	8,474,229
Sbanken ASA (c)	2,666,252	21,104,528
Schibsted ASA (A Shares)	79,266	2,996,460
Volue A/S	427,836	2,397,526

TOTAL NORWAY		96,987,008

Philippines - 0.2%
Jollibee Food Corp.	1,755,590	6,491,226
Pilipinas Shell Petroleum Corp. (a)	3,360,340	1,412,378

TOTAL PHILIPPINES		7,903,604

Singapore - 0.1%
Boustead Singapore Ltd.	8,947,900	5,961,225
South Africa - 0.8%
Clicks Group Ltd.	2,176,031	35,752,848
Spain - 1.3%
Applus Services SA (a)	310,000	3,107,416
Compania de Distribucion Integral Logista Holdings SA	145,000	2,734,492
Fluidra SA	1,802,620	43,313,876
Prosegur Cash SA (c)	1,585,177	1,388,905
Prosegur Compania de Seguridad SA (Reg.)	1,240,000	3,442,987

TOTAL SPAIN		53,987,676

Sweden - 7.2%
Addlife AB	4,339,652	75,925,604
AddTech AB (B Shares)	6,945,230	92,256,206
BHG Group AB (a)	1,292,800	24,258,468
Dometic Group AB (c)	392,300	5,424,681
Granges AB	215,000	2,477,711
INVISIO AB	729,356	17,299,326
John Mattson Fastighetsforetag (a)	614,732	10,299,113
Lagercrantz Group AB (B Shares)	8,187,424	70,544,922
MIPS AB	101,200	5,999,603

TOTAL SWEDEN		304,485,634

Switzerland - 2.1%
Dufry AG (a)	79,160	4,272,818
Tecan Group AG	164,557	79,807,605
VZ Holding AG	67,625	5,716,713

TOTAL SWITZERLAND		89,797,136

Taiwan - 0.3%
Addcn Technology Co. Ltd.	1,710,570	12,976,906
United Kingdom - 14.0%
Alliance Pharma PLC	26,500,005	31,443,578
Avon Rubber PLC (b)	1,631,686	69,305,291
Bodycote PLC	1,846,861	17,801,903
Clarkson PLC	691,027	23,670,266
Dechra Pharmaceuticals PLC	1,907,576	94,248,769
DP Poland PLC (a)(b)	32,108,200	4,553,281
Dr. Martens Ltd. (a)	403,900	2,047,593
GetBusy PLC (a)	2,405,000	3,179,878
Great Portland Estates PLC	458,858	4,101,667
H&T Group PLC (b)	2,180,017	8,363,461
Helios Towers PLC (a)	923,289	2,019,011
Hill & Smith Holdings PLC	285,000	5,279,462
Howden Joinery Group PLC (a)	2,482,682	22,859,066
Hyve Group PLC	1,437,500	2,014,891
J.D. Weatherspoon PLC (a)	395,400	6,235,627
Mears Group PLC (a)	1,686,000	3,557,512
Mitie Group PLC	3,774,800	2,482,580
Naked Wines PLC	465,914	4,577,128
On The Beach Group PLC (c)	1,120,800	5,060,013
Rightmove PLC (a)	4,510,370	37,029,862
Spectris PLC	2,199,128	91,478,785
Spirax-Sarco Engineering PLC	670,328	101,764,250
Ted Baker PLC (a)	1,083,648	1,498,123
Ten Entertainment Group PLC	1,230,400	3,455,957
Topps Tiles PLC	4,886,037	4,391,660
Trainline PLC (a)(c)	894,100	5,000,659
Ultra Electronics Holdings PLC	1,000,736	27,382,034
Vistry Group PLC	513,500	5,931,112

TOTAL UNITED KINGDOM		590,733,419

United States of America - 2.2%
Autoliv, Inc.	132,700	11,771,817
Morningstar, Inc.	118,500	27,241,965
PriceSmart, Inc.	265,788	24,952,177
ResMed, Inc.	140,400	28,300,428

TOTAL UNITED STATES OF AMERICA		92,266,387

TOTAL COMMON STOCKS
(Cost $2,025,704,130)		3,743,321,113

Nonconvertible Preferred Stocks - 1.3%
Germany - 1.3%
Sartorius AG (non-vtg.)
(Cost $2,829,712)	110,955	55,287,060

Investment Companies - 4.3%
United States of America - 4.3%
iShares MSCI EAFE Small-Cap ETF
(Cost $160,404,581)	2,700,000	183,842,999

Money Market Funds - 6.0%
Fidelity Cash Central Fund 0.09% (e)	245,855,382	245,904,553
Fidelity Securities Lending Cash Central Fund 0.09% (e)(f)	6,315,748	6,316,380
TOTAL MONEY MARKET FUNDS
(Cost $252,219,973)		252,220,933
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,441,158,396)		4,234,672,105
NET OTHER ASSETS (LIABILITIES) - 0.0%		(851,280)
NET ASSETS - 100%		$4,233,820,825

Security Type Abbreviations

ETF – Exchange-Traded Fund

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Affiliated company

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $116,419,003 or 2.7% of net assets.

 (d) Security or a portion of the security is on loan at period end.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$52,655
Fidelity Securities Lending Cash Central Fund	32,259
Total	$84,914

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Avon Rubber PLC	$79,917,679	$2,931,288	$--	$--	$--	$(13,543,676)	$69,305,291
Broadleaf Co. Ltd.	28,469,258	945,133	--	312,241	--	4,276,732	33,691,123
DP Poland PLC	1,401,652	1,873,430	--	--	--	1,278,199	4,553,281
H&T Group PLC	6,213,266	1	--	--	--	2,150,194	8,363,461
Ituran Location & Control Ltd.	21,502,835	1	2,734,515	--	(1,824,664)	9,271,157	26,214,814
NS Tool Co. Ltd.	13,666,393	247,395	--	--	--	2,549,795	16,463,583
Reckon Ltd.	5,982,597	--	--	--	--	1,028,705	7,011,302
Shoei Co. Ltd.	56,538,663	--	894,369	79,839	458,167	18,470,416	74,572,877
Total	$213,692,343	$5,997,248	$3,628,884	$392,080	$(1,366,497)	$25,481,522	$240,175,732

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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